Shareholders’ Equity (Tables)	6 Months Ended
Jun. 30, 2026
Shareholders’ Equity [Abstract]
Schedule of Warrants Weighted Average Exercise Price and Remaining life

The activities of the warrants with weighted average exercise price and remaining life as of and for the six months ended June 30, 2026 as follows:

	Number of Warrants	Weighted- Average Exercise Price	Weighted- Average Remaining Life
Outstanding at January 1, 2026	-	$-	-
Granted / Issued	3,086,668	8.17
Exercised	-	-
Expired / Forfeited	(400,000)	7.50
Outstanding at June 30, 2026	2,686,668	$8.27	3.29 years
Exercisable at June 30, 2026	2,686,668		3.29 years